Business Acquisitions and Goodwill	6 Months Ended
Jun. 30, 2011
Business Acquisitions and Goodwill [Abstract]
BUSINESS ACQUISITIONS AND GOODWILL

5.	BUSINESS ACQUISITIONS AND GOODWILL

On December 30, 2010, we acquired all of the ordinary shares of The MAC Services Group Limited (The MAC), through a Scheme of Arrangement (the Scheme) under the Corporations Act of Australia. The MAC is headquartered in Sydney, Australia and supplies accommodations services to the Australian natural resources market. Under the terms of the Scheme, each shareholder of The MAC received $3.95 (A$3.90) per share in cash. This price represents a total purchase price of $638 million, net of cash acquired plus debt assumed of $87 million. The Company funded the acquisition with cash on hand and borrowings available under our five-year, $1.05 billion senior secured bank facilities. The MAC’s operations have been included as part of our accommodations segment beginning in 2011.

The following unaudited pro forma supplemental financial information presents the consolidated results of operations of the Company and The MAC as if the acquisition of The MAC had occurred on January 1, 2010. The Company has adjusted historical financial information to give effect to pro forma items that are directly attributable to the acquisition and are expected to have a continuing impact on the consolidated results. These items include adjustments to record the incremental amortization and depreciation expense related to the increase in fair values of the acquired assets, interest expense related to borrowings under the Company’s senior credit facilities to fund the acquisition and to reclassify certain items to conform to the Company’s financial reporting presentation. The unaudited pro forma results do not purport to be indicative of the results of operations had the transaction occurred on the date indicated or of future results for the combined entities (in thousands, except per share data):

	Three Months Ended	Six Months Ended
	June 30, 2010	June 30, 2010
	(Unaudited)

Revenues	$621,203	$1,178,856
Net income attributable to Oil States International, Inc.	37,828	77,571
Net income per share attributable to Oil States International, Inc. common stockholders
Basic	$0.75	$1.55
Diluted	$0.72	$1.49

Included in the pro forma results above for the three and six months ended June 30, 2010 are (1) depreciation of the increased recorded value of property, plant and equipment acquired as part of The MAC, totaling $2.2 million and $4.4 million, respectively, net of tax, or $0.04 and $0.08 per diluted share, respectively; (2) amortization expense for intangibles acquired as part of the purchase of The MAC, totaling $1.5 million and $3.0 million, respectively, net of tax, or $0.03 and $0.06 per diluted share, respectively; and (3) interest expense of $2.7 million and $5.4 million, respectively, net of tax, or $0.05 and $0.10 per diluted share, respectively.

On December 20, 2010, we also acquired all of the operating assets of Mountain West Oilfield Service and Supplies, Inc. and Ufford Leasing LLC (Mountain West) for total consideration of $47.1 million and estimated contingent consideration of $4.0 million. Headquartered in Vernal, Utah, with operations in the Rockies and the Bakken Shale region, Mountain West provides remote site workforce accommodations to the oil and gas industry. Mountain West has been included in the accommodations segment since its date of acquisition.

On October 5, 2010, we purchased all of the equity of Acute Technological Services, Inc. (Acute) for total consideration of $30.2 million. Headquartered in Houston, Texas and with additional operations in Brazil, Acute provides metallurgical and welding innovations to the oil and gas industry in support of critical, complex subsea component manufacturing and deepwater riser fabrication on a global basis. Acute has been included in the offshore products segment since its date of acquisition.

During the three and six months ended June 30, 2011, the Company recognized $0.3 million and $1.4 million, respectively, of costs in connection with the acquisitions that were expensed.

Changes in the carrying amount of goodwill for the six month period ended June 30, 2011 are as follows (in thousands):

	Well Site Services
		Drilling
	Rental	and			Offshore	Tubular
	Tools	Other	Subtotal	Accommodations	Products	Services	Total

Balance as of December 31, 2009
Goodwill	$169,311	$22,767	$192,078	$58,358	$85,599	$62,863	$398,898
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	74,783	—	74,783	58,358	85,599	—	218,740
Goodwill acquired	—	—	—	239,080	15,242	—	254,322
Foreign currency translation and other changes	723	—	723	1,624	(187)	—	2,160

	75,506	—	75,506	299,062	100,654	—	475,222

Balance as of December 31, 2010
Goodwill	170,034	22,767	192,801	299,062	100,654	62,863	655,380
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	75,506	—	75,506	299,062	100,654	—	475,222
Goodwill acquired	—	—	—	503	198	—	701
Foreign currency translation and other changes	457	—	457	14,973	154	—	15,584

	75,963	—	75,963	314,538	101,006	—	491,507

Balance as of June 30, 2011
Goodwill	170,491	22,767	193,258	314,538	101,006	62,863	671,665
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	$75,963	$—	$75,963	$314,538	$101,006	$—	$491,507